Portfolio of Investments
Columbia Income Builder Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 21.7%
	Shares	Value ($)
Convertible 3.0%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,703,438	51,511,975
Dividend Income 12.1%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,485,015	110,091,634
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,463,112	61,216,612
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,805,570	38,476,697
Total		209,784,943
Global Real Estate 2.2%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,401,066	37,600,686
U.S. Small Cap 4.4%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,382,588	76,816,591
Total Equity Funds (Cost $258,399,995)		375,714,195

Exchange-Traded Fixed Income Funds 2.5%

Multisector 2.5%
Columbia Diversified Fixed Income Allocation ETF(a)	2,034,495	43,344,916
Total Exchange-Traded Fixed Income Funds (Cost $41,988,102)		43,344,916

Fixed Income Funds 75.7%

Emerging Markets 6.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	9,782,451	110,248,222
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 8.1%
Columbia Floating Rate Fund, Institutional 3 Class(a)	3,976,570	140,770,597
High Yield 9.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,177,069	170,691,905
Investment Grade 51.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	21,427,357	233,772,465
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	10,736,791	111,018,422
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	18,236,830	193,492,761
Columbia Quality Income Fund, Institutional 3 Class(a)	15,548,847	345,495,386
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	666,311	7,749,197
Total		891,528,231
Total Fixed Income Funds (Cost $1,267,961,667)		1,313,238,955

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 0.013%(a),(b)	664,888	664,888
Total Money Market Funds (Cost $664,438)		664,888
Total Investments in Securities (Cost: $1,569,014,202)		1,732,962,954
Other Assets & Liabilities, Net		1,048,403
Net Assets		1,734,011,357
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	61,793,139	4,882,387	(10,701,125)	(4,462,426)	51,511,975	4,435,449	1,806,030	446,938	1,703,438
Columbia Corporate Income Fund, Institutional 3 Class
	198,345,666	69,838,219	(33,443,708)	(967,712)	233,772,465	—	(943,708)	3,888,204	21,427,357
Columbia Income Builder Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	27,400,000	17,007,852	—	(1,062,936)	43,344,916	—	—	519,941	2,034,495
Columbia Dividend Income Fund, Institutional 3 Class
	93,046,054	1,283,100	(3,347,114)	19,109,594	110,091,634	—	860,041	1,283,100	3,485,015
Columbia Dividend Opportunity Fund, Institutional 3 Class
	53,525,768	1,255,361	(4,057,724)	10,493,207	61,216,612	—	149,430	1,255,361	1,463,112
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	103,401,760	10,546,234	(552,642)	(3,147,130)	110,248,222	—	—	2,897,682	9,782,451
Columbia Floating Rate Fund, Institutional 3 Class
	83,781,342	56,162,234	—	827,021	140,770,597	—	—	2,695,879	3,976,570
Columbia Government Money Market Fund, Institutional 3 Class, 0.013%
	664,838	50	—	—	664,888	—	—	50	664,888
Columbia High Yield Bond Fund, Institutional 3 Class
	182,470,161	6,117,949	(18,190,231)	294,026	170,691,905	—	492,627	6,117,949	14,177,069
Columbia International Dividend Income Fund, Institutional 3 Class
	36,460,511	760,894	(2,229,083)	3,484,375	38,476,697	—	295,210	760,894	1,805,570
Columbia Limited Duration Credit Fund, Institutional 3 Class
	83,434,035	28,737,585	—	(1,153,198)	111,018,422	—	—	782,428	10,736,791
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	147,049,716	47,795,135	(934,997)	(417,093)	193,492,761	—	—	4,713,157	18,236,830
Columbia Quality Income Fund, Institutional 3 Class
	268,829,960	84,564,019	—	(7,898,593)	345,495,386	—	—	5,843,548	15,548,847
Columbia Real Estate Equity Fund, Institutional 3 Class
	35,319,043	1,461,875	(7,960,201)	8,779,969	37,600,686	892,754	339,798	569,121	2,401,066
Columbia Small Cap Value Fund I, Institutional 3 Class
	74,008,695	2,614,044	(13,813,002)	14,006,854	76,816,591	2,497,076	1,686,998	116,968	1,382,588
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,885,466	68,673	—	(204,942)	7,749,197	—	—	68,673	666,311
Total	1,457,416,154			37,681,016	1,732,962,954	7,825,279	4,686,426	31,959,893

(b)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2021

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